Other Receivables - Summary of Other Receivables (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current
Other current receivables	₩ 2,261,323	₩ 1,947,529
Non-current
Lease receivables	1,306,329	1,452,445
Other non-current receivables	1,306,329	1,452,445
Gross amount [member]
Current
Short-term loans	375,244	223,011
Other accounts receivable	1,671,039	1,433,423
Accrued income	293,985	237,154
Deposits	80,007	125,854
Others	28,480	15,349
Lease receivables	18,224	23,948
Non-current
Long-term loans	1,247,255	1,204,645
Other accounts receivable	192,736	186,492
Accrued income	189,565	184,739
Deposits	142,698	308,185
Lease receivables	76,680	78,994
Allowance for credit losses [member]
Current
Other current receivables	(205,656)	(111,210)
Non-current
Other non-current receivables	₩ (542,605)	₩ (510,610)